Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001501825
Entity Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Document Creation Date	dei_DocumentCreationDate	Mar. 05, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 05, 2018
Prospectus Date	rr_ProspectusDate	Sep. 11, 2017